Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	tusmf
Entity Registrant Name	QWICK MEDIA INC.
Entity Central Index Key	0001128790
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	71,128,456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current
Cash	$ 728,575	$ 877,848
Accounts receivable	381,955	51,080
Inventory	296,382	117,088
Prepaid expenses	49,510	0
Total Current Assets	1,456,422	1,046,016
Property and Equipment	86,426	42,344
Total Assets	1,542,848	1,088,360
Current
Accounts payable and accrued liabilities	111,831	54,890
Due to related parties	109,309	0
Notes and accrued interest payable	0	127,428
Promissory note and accrued interest payable	0	275,783
Accrued redeemable preferred stock dividends	23,891	0
Total Liabilities	245,031	458,101
Redeemable Preferred Stock	2,027,945	0
STOCKHOLDERS' (DEFICIENCY) EQUITY
Common Stock	71,128	56,102
Additional Paid-in Capital	4,744,921	1,559,335
Share Subscriptions Received	0	1,385,000
Deficit Accumulated During The Development Stage	(5,546,177)	(2,370,178)
Total Stockholders' (Deficiency) Equity	(730,128)	630,259
Total Liabilities and Stockholders' (Deficiency) Equity	$ 1,542,848	$ 1,088,360

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Revenue	$ 84,145	$ 2,718	$ 0	$ 93,014
Expenses
Advertising and promotion	149,372	8,610	3,530	155,800
Amortization	26,284	320	18	26,580
Consulting fees	277,825	74,136	9,316	363,482
Filing fees	13,997	838	8,088	31,015
Foreign exchange	8,252	62,198	5,677	332,011
Interest and bank charges	56,147	19,669	34,488	270,191
Management fees	2,326	104,056	107,009	290,119
Mineral property exploration expenditures	0	0	0	8,500
Mineral property option payments	0	0	0	3,428
Office and administrative	527,438	66,664	4,425	568,429
Oil and gas property development expenditures	0	0	0	202,686
Professional fees	338,617	123,878	106,722	785,189
Rent	178,706	0	1,337	217,593
Salaries, wages and benefits	1,135,857	445,834	0	1,581,691
Software development costs	442,579	179,222	70,672	638,660
Travel	102,744	19,490	9	163,817
Total Expenses	3,260,144	1,104,915	351,291	5,639,191
Net Loss For The Period	$ (3,175,999)	$ (1,102,197)	$ (351,291)	$ (5,546,177)
Basic And Diluted Loss Per Common Share	$ (0.05)	$ (0.02)	$ (0.02)
Weighted Average Number Of Common Shares Outstanding	61,940,000	51,313,000	22,312,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			135 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash Flows (Used In) Provided By Operating Activities
Net loss for the period	$ (3,175,999)	$ (1,102,197)	$ (351,291)	$ (5,546,177)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization	26,284	320	18	26,580
Foreign exchange loss	0	0	18,456	226,512
Stock-based compensation	195,399	0	0	195,399
Changes in operating assets and liabilities:
Accounts receivable	(330,875)	(49,407)	(373)	(380,655)
Prepaid expenses	(49,510)	0	0	(49,510)
Inventory	(179,294)	(117,088)	0	(296,382)
Due to and from related parties	109,309	626,933	122,954	841,527
Accrued dividends payable	23,891	0	0	23,891
Accounts payable and accrued liabilities	74,252	49,121	42,002	434,449
Net Cash Provided by (Used in) Operating Activities	(3,306,543)	(592,318)	(168,234)	(4,524,366)
Investing Activities
Subsidiary cash upon acquisition	0	0	0	15,465
Purchase of property and equipment	(59,732)	(41,873)	(41)	(101,604)
Net Cash Provided by (Used in) Investing Activities	(59,732)	(41,873)	(41)	(86,139)
Financing Activities
Proceeds from share issuances	1,217,002	1,385,000	0	2,678,002
Proceeds from notes payable	1,000,000	111,950	167,240	1,661,078
Proceeds from preferred shares	1,000,000	0	0	1,000,000
Net Cash Provided by (Used in) Financing Activities	3,217,002	1,496,950	167,240	5,339,080
Net (Decrease) Increase In Cash	(149,273)	862,759	(1,035)	728,575
Cash, Beginning Of Period	877,848	15,089	16,124	0
Cash, End Of Period	728,575	877,848	15,089	728,575
Non-cash Financing Activities
Common stock issued to settle debt	403,211	0	581,630	984,841
Supplemental Disclosure of Cash Flow Information
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIENCY) EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	SHARE SUBSCRIPTION RECEIVED [Member]	DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE [Member]	ACCUMULATED TRANSLATION ADJUSTMENT [Member]	Total
Beginning Balance at Oct. 05, 2000
November 2000 - Shares issued for cash at $0.001	$ 6,500					$ 6,500
November 2000 - Shares issued for cash at $0.001 (Shares)	6,500,000
November 2000 - Shares issued for cash at $0.01	6,000	54,000				60,000
November 2000 - Shares issued for cash at $0.01 (Shares)	6,000,000
December 2000 - Shares issued for cash at $0.25	38	9,462				9,500
December 2000 - Shares issued for cash at $0.25 (Shares)	38,000
Translation adjustment					660	660
Net loss for the year				(7,310)		(7,310)
Ending Balance at Dec. 31, 2000	12,538	63,462		(7,310)	660	69,350
Ending Balance (Shares) at Dec. 31, 2000	12,538,000
Translation adjustment					(752)	(752)
Net loss for the year				(54,811)		(54,811)
Ending Balance at Dec. 31, 2001	12,538	63,462		(62,121)	(92)	13,787
Ending Balance (Shares) at Dec. 31, 2001	12,538,000
Translation adjustment					16	16
Net loss for the year				(24,972)		(24,972)
Ending Balance at Dec. 31, 2002	12,538	63,462		(87,093)	(76)	(11,169)
Ending Balance (Shares) at Dec. 31, 2002	12,538,000
Translation adjustment					(205)	(205)
Net loss for the year				(271,508)		(271,508)
Ending Balance at Dec. 31, 2003	12,538	63,462		(358,601)	(281)	(282,882)
Ending Balance (Shares) at Dec. 31, 2003	12,538,000
Translation adjustment					281	281
Net loss for the year				(72,049)		(72,049)
Ending Balance at Dec. 31, 2004	12,538	63,462		(430,650)		(354,650)
Ending Balance (Shares) at Dec. 31, 2004	12,538,000
Net loss for the year				(49,562)		(49,562)
Ending Balance at Dec. 31, 2005	12,538	63,462		(480,212)		(404,212)
Ending Balance (Shares) at Dec. 31, 2005	12,538,000
Net loss for the year				(67,488)		(67,488)
Ending Balance at Dec. 31, 2006	12,538	63,462		(547,700)		(471,700)
Ending Balance (Shares) at Dec. 31, 2006	12,538,000
Net loss for the year				(74,191)		(74,191)
Ending Balance at Dec. 31, 2007	12,538	63,462		(621,891)		(545,891)
Ending Balance (Shares) at Dec. 31, 2007	12,538,000
Net loss for the year				(104,412)		(104,412)
Ending Balance at Dec. 31, 2008	12,538	63,462		(726,303)		(650,303)
Beginning Balance (Shares) at Dec. 31, 2008	12,538,000
September 2009 - Shares issued for settling debt at $0.015	38,775	542,855				581,630
September 2009 - Shares issued for settling debt at $0.015 (Shares)	38,775,366
Shares issued pursuant to share exchange agreement	4,789	953,018		(190,387)		767,420
Shares issued pursuant to share exchange agreement (Shares)	4,789,035
Stock-based compensation						0
Net loss for the year				(351,291)		(351,291)
Ending Balance at Dec. 31, 2009	56,102	1,559,335		(1,267,981)		347,456
Ending Balance (Shares) at Dec. 31, 2009	56,102,401
Share subscriptions received			1,385,000			1,385,000
Stock-based compensation						0
Net loss for the year				(1,102,197)		(1,102,197)
Ending Balance at Dec. 31, 2010	56,102	1,559,335	1,385,000	(2,370,178)		630,259
Beginning Balance (Shares) at Dec. 31, 2010	56,102,401
September 2009 - Shares issued for settling debt at $0.015	2,016	401,195				403,211
Shares issued for cash at $0.20 per share	13,010	2,588,992	(1,385,000)			1,217,002
Shares issued for cash at $0.20 per share (Shares)	13,010,000
Shares issued to settle debt at $0.20 (Shares)	2,016,055
Stock-based compensation		195,399				195,399
Net loss for the year				(3,175,999)		(3,175,999)
Ending Balance at Dec. 31, 2011	$ 71,128	$ 4,744,921		$ (5,546,177)		$ (730,128)
Ending Balance (Shares) at Dec. 31, 2011	71,128,456

NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

	a)	Organization

Qwick Media Inc. (“the Company”) is governed by the corporate laws of the Cayman Islands. It is currently a reporting issuer in the Province of British Columbia, Canada. Principal executive offices are located in Vancouver, British Columbia, Canada. The registered office is in the Cayman Islands.

The Company was incorporated on October 5, 2000 under the laws of the State of Nevada. Effective June 26, 2006, it re-domiciled from the State of Nevada to the State of Washington. Effective July 7, 2009, it re-domiciled from the State of Washington to the State of Wyoming for the sole purpose of effecting a continuance to the Cayman Islands. Effective July 28, 2009, the Company re-domiciled to the Cayman Islands and became a foreign private issuer with the US Securities and Exchange Commission (“SEC”).

On October 6, 2009, the Company changed its name from “Tuscany Mineral, Ltd.” to “Tuscany Minerals Ltd.”. On June 22, 2010, the Company changed its name to “Qwick Media Inc.”

On January 28, 2011, the Company completed the acquisition of Qeyos Ad Systems Inc. (“Qeyos”), pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos. As a result of the acquisition of the Qeyos shares, the Company ceased to be a shell company and is now in the business of developing interactive proprietary software, intellectual property and hardware.

On April 19, 2011, the Company incorporated Wuxi Xun Fu Information Technology Co., Ltd. in China, a wholly-owned subsidiary of the Company.

For accounting purposes, the acquisition is being accounted for at historical carrying values in a manner similar to the pooling of interests method since the chief executive officer and controlling shareholder of the Company is also the chief executive officer and controlling shareholder of Qeyos. Transfers or exchanges of equity instruments between entities under common control are recorded at the carrying amount of the transferring entity at the date of transfer and fair value, goodwill or other intangible asset adjustments are not recorded. Our consolidated financial statements and reported results of operations reflect these carryover values, and our reported results of operations and stockholders’ equity have been retroactively restated for all periods presented to reflect the results of operations of Qeyos and the Company as if the acquisition had occurred on September 30, 2009, the date the Company and Qeyos commenced common control.

For all periods presented, all significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.

A condensed combined balance sheet as of December 31, 2010 is presented below:

	December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

ASSETS

Current
Cash	$700,996	$176,852	$-	$877,848
Accounts receivable	-	51,080	-	51,080
Inventory	-	117,088	-	117,088
Total Current Assets	700,996	345,020	-	1,046,016

Promissory Notes Receivable	639,862	-	(639,862)	-
Property and Equipment	-	42,344	-	42,344
Total Assets	$1,340,858	$387,364	$(639,862)	$1,088,360

LIABILITIES

Current
Accounts payable and accrued liabilities	$36,260	$18,630	$-	$54,890
Notes and accrued interest payable	127,428	-	-	127,428
Promissory note and accrued interest payable	275,783	639,862	(639,862)	275,783
Total Liabilities	439,471	658,492	(639,862)	458,101

STOCKHOLDERS’ EQUITY

Capital Stock	$51,313	$957,807	(953,018)	56,102

Additional Paid-in Capital	606,317	-	953,018	1,559,335

Share Subscriptions Received	1,385,000	-	-	1,385,000

Deficit Accumulated During The Development Stage	(1,141,243)	(1,228,935)	-	(2,370,178)
Total Stockholders’ Equity	901,387	(271,128)	-	630,259

Total Liabilities and
Stockholders’ Equity	$1,340,858	$387,364	$(639,862)	$1,088,360

Condensed combined summaries of operations for the years ended December 31, 2010 and 2009 is presented below:

	Year Ended December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$2,718	$-	$2,718

Expenses
Advertising and promotion	-	8,610	-	8,610
Amortization	-	320	-	320
Consulting fees	-	74,136	-	74,136
Filing and stock transfer fees	838	-	-	838
Foreign exchange	-	71,045	(8,847)	62,198
Interest and bank charges	19,097	572	-	19,669
Management fees	78,903	25,153	-	104,056
Office and administrative	13,452	53,212	-	66,664
Professional fees	75,726	48,152	-	123,878
Salaries, wages and benefits	-	445,834	-	445,834
Software development costs	-	179,222	-	179,222
Travel	-	19,490	-	19,490
Total Expenses	188,016	925,746	(8,847)	1,104,915

Net Loss For The Year	$(188,016)	$(923,028)	$8,847	$(1,102,197)

	Year Ended December 31, 2009
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$-	$-	$-

Expenses
Advertising and promotion	-	3,530	-	3,530
Amortization	-	18	-	18
Consulting fees	-	9,316	-	9,316
Filing and stock transfer fees	8,088	-	-	8,088
Foreign exchange	18,456	(12,779)	-	5,677
Interest and bank charges	34,311	177	-	34,488
Management fees	55,657	51,352	-	107,009
Office and administrative	3,968	457	-	4,425
Professional fees	106,444	278	-	106,722
Rent	-	1,337	-	1,337
Software development costs	-	70,672	-	70,672
Travel	-	9	-	9
Total Expenses	226,924	124,367	-	351,291

Net Loss For The Year	$(226,924)	$(124,367)	$-	$(351,291)

b)	Development Stage Activities

The Company had been in the exploration stage since its formation and had not realized any revenues during the exploration stage. The Company had previous exploration activities in the natural gas and oil business in 2003 and in the acquisition and exploration of mining properties prior to 2003. As at December 31, 2010, the Company was an inactive shell company.

On January 28, 2011, the Company acquired Qeyos Ad Systems Inc., which is in the business of developing and customizing software and hardware for use in digital media kiosks. Accordingly, the Company ceased to be an inactive shell company and became a development stage company.

c)	Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As shown in the accompanying consolidated financial statements, the Company has incurred accumulated losses of $5,546,177 for the period from October 5, 2000 (inception) to December 31, 2011. The future of the Company is dependent upon its ability to obtain adequate financing and upon future profitable operations. Management has plans to seek additional capital financing through private placement and a public offering of the Company’s common stock and from the issuance of promissory notes. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States, and are expressed in US dollars. These consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly owned subsidiaries, Qeyos Ad Systems Inc., and Wuxi Xun Fu Information Technology Co., Ltd. The Company’s fiscal year-end is December 31. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgement.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

	a)	Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits. For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents. The Company had no cash equivalents at December 31, 2011 or 2010.

b)	Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Management evaluates estimates and judgments on an ongoing basis. Actual results could differ from these estimates. The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, stock based compensation, valuation of accounts receivable and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

c)	Revenue Recognition

Upon achieving full commercial operation, the Company recognizes revenue from software licensing and customization when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

The Company has granted a software license which provides for the right to receive payment of a royalty fee based on a percentage of revenues earned by the licensee from the use of the software. Royalty revenues arising from software licenses with an undefined or expected term exceeding three years are generally recognized as received or receivable if the other conditions noted above are satisfied.

d)	Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized.

To December 31, 2011, software development costs have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

In accordance with ASC 985-705, software modification costs to satisfy hardware upgrades and changes in system configurations are treated as maintenance costs. Maintenance costs are expensed as incurred or recognized with related revenues, whichever occurs first.

e)	Inventory

Inventory is recorded at the lower of cost or market with cost being determined on the weighted average method. When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value. The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business less the estimated costs of completion and estimated costs to make the sale. Inventory consists of computers, monitors, printers, modems, and parts and enclosures.

f)	Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware	30% declining-balance
Computer software	50% declining-balance
Office furniture	20% declining-balance
Equipment	30% declining-balance
Leasehold improvements	straight-line over the term of the lease

g)	Foreign Currency Translation

The Company’s functional currency is the U.S. dollar. Transactions in foreign currency are translated in accordance with SFAS 52, Foreign Currency Translation (codified in ASC Topic 830, Foreign Currency Matters), into U.S. dollars and reporting as follows:

	i)	monetary items at the exchange rate prevailing at the balance sheet date;

	ii)	non-monetary items at the historical exchange rate;

	iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.

Gains and losses on foreign currency transactions are reported in the statements of operations.

h)	Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share. Under these provisions, basic loss per share is computed using the weighted average number of common stock outstanding during the periods. Diluted loss per share is computed using the weighted average number of common and potentially dilutive common stock outstanding during the period. As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same as the exercise of options or warrants would be anti-dilutive.

i)	Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

	•	Level 1 – defined as observable inputs such as quoted prices in active markets;

	•	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

	•	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash consists of cash on deposit with a high quality major financial institution. The carrying cost approximates fair value due to the liquidity of these deposits. The carrying amounts of other financial assets and liabilities comprising accounts receivable, accounts payable and accrued liabilities, due to related parties, promissory notes and notes payable, were a reasonable approximation of their fair value.

j)	Income Taxes

The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

k)	Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

l)	Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive items in the consolidated financial statements. As at December 31, 2011 and 2010, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

m)	Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction. The fair value of the common shares issued in exchange for the receipt of goods and services is based on the stock price as of the earliest of:

	i)	the date at which the counterparty’s performance is complete;
	ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
	iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.

The Company has a stock-based compensation plan which is described more fully in Note 12. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

(1)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or

(2)	The date at which the counter party’s performance is complete.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]
3.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in Other Comprehensive Income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011- 12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 will not have a material impact on the Company's consolidated financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, “Testing Goodwill for Impairment” (“ASU No. 2011-08”), which allows entities to use a qualitative approach to test goodwill for impairment. ASU No. 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-08 will not have a material impact on the Company's consolidated financial position or results of operations.

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. The ASU 2010-06 amends ASC 820 and requires disclosing the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. These changes also clarify existing disclosure requirements on the level of disaggregation and disclosures regarding inputs and valuation techniques. The disclosures are effective for reporting periods beginning after December 15, 2009. The Company adopted this statement as of January 1, 2010. The required disclosures are included in Note 15. Additionally, disclosures of the gross purchase, sale, issuance and settlement activities in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010.

INVENTORY	12 Months Ended
Dec. 31, 2011
INVENTORY [Text Block]
4.	INVENTORY
	2011	2010

Computers	$23,654	$6,664
Monitors	38,389	62,075
Printers	19,715	-
Modems	-	42,240
Parts and enclosures	214,624	6,109
	$296,382	$117,088

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Text Block]
5.	PROPERTY AND EQUIPMENT

	2011
		Accumulated	Net Book Value
	Cost	Amortization

Computer hardware	$38,713	$8,336	$30,377
Computer software	1,324	543	781
Office furniture	14,511	1,716	12,795
Equipment	11,929	3,075	8,854
Leasehold improvements	47,628	14,009	33,619

	$114,105	$27,679	$86,426

	2010
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$10,799	$45	$10,754
Computer software	1,082	449	633
Office furniture	468	19	449
Equipment	5,410	-	5,410
Leasehold improvements	25,098	-	25,098

	$42,857	$513	$42,344

NOTES AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES AND ACCRUED INTEREST PAYABLE [Text Block]
6.	NOTES AND ACCRUED INTEREST PAYABLE

On January 28, 2011, the Company issued 637,140 common shares at a price of $0.20 per share in settlement of $127,428 notes and accrued interest payable outstanding at December 31, 2010. These amounts were due to a company with a common director.

PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2011
PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE [Text Block]
7.	PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE

At December 31, 2010, the promissory note of $196,050 bore interest at 8% per annum and was repayable in full on January 28, 2004. The Company had entered into various loan extension agreements since the initial due date, including a required balloon payout amount of $25,000. On May 30, 2011, the Company settled the outstanding principal and interest of $275,783 by issuing 1,378,915 common shares.

CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE [Text Block]
8.	CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE

On August 5, 2011, the Company closed a private placement with a company owned by the Company\'s President and Chief Executive Officer, consisting of a $1,000,000 secured convertible debenture (the “Debenture”). The Debenture has a maturity date of July 30, 2015, and bears interest at 10% per annum. Principal and accrued interest on the Debenture may be convertible at any time into common shares of the Company (the “Conversion Shares”) at a deemed conversion price of:

	iv)	$0.60 per Conversion Share until July 30, 2012;

	v)	$1.00 per Conversion Share between July 31, 2012 and July 30, 2013; and

	vii)	$1.50 per Conversion Share between July 31, 2013 and the Maturity Date.

On November 15, 2011, the Company modified the terms of the convertible debenture to allow for the conversion of the principal amount of the Debenture, and accrued interest thereon, into the Company’s Class A Preferred Shares rather than common shares of the Company. As the Company did not grant a concession and the modified terms were not substantially different from the original terms, the Company did not apply extinguishment accounting. In addition, as the fair value of the debt was not affected by the modification of the terms, no gain or loss on modification was recorded.

Immediately upon the effectiveness of the amendment, the creditor converted the principal amount of the Debenture, and accrued interest thereon, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share.

RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING [Text Block]
9.	RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

For the year ended December 31, 2011, the Company carried out a number of transactions with related parties in the normal course of business. These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.

The following are related party transactions and amounts owing at December 31, 2011 that are not otherwise disclosed elsewhere:

a)

The Company paid management fees of $Nil (2010 - $63,885; 2009 - $55,287) to a company controlled by a director for the year ended December 31, 2011. Pursuant to an agreement dated November 1, 2008, the Company entered into an agreement with the same party in which the Company agreed to pay $5,506 (CDN$5,600) per month for management services on a month to month basis.

b)

As of December 31, 2011, amounts owing from related parties consists of $158,474 owed from a director and companies controlled by a director, which is included in accounts receivable. At December 31, 2010, accounts payable included $11,320 owed to a director of the Company and to a company controlled by the same director, and $5,209 owed to a company controlled by an officer of the Company.

c)	Interest expensed by the Company relating to notes payable due to a company with a common director amounted to $27,945 (2010 - $Nil; 2009 - $5,327) for the year ended December 31, 2011.

d)	Interest expensed by the Company relating to notes payable due to a company with a common officer amounted to $Nil (2010 - $158; 2009 - $6,100) for the year ended December 31, 2011.

e)	On January 28, 2011, the Company issued 4,789,935 common shares of Qeyos to a director of the Company at a fair value of $0.20 per share to settle debt of $957,787.

f)

On January 28, 2011, the Company completed the acquisition of Qeyos, a company controlled by the President of the Company, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each share of Qeyos.

g)

On September 30, 2009, the Company entered into debt settlement agreements with holders of promissory notes and an assignment of debt pursuant to which 21,287,895 shares of common stock were issued to companies with a common officer to settle debt totalling $319,318.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Text Block]
10.	INCOME TAXES

The provision for income taxes differs from the result which would be obtained by applying the statutory income tax rate of 34% (2010 – 34%; 2009 – 34%) to income before income taxes. The difference results from the following items:

	2011	2010	2009

Computed expected (benefit) income taxes	$(1,004,000)	$(375,000)	$(119,000)
Increase in valuation allowance	1,004,000	375,000	119,000
	$-	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	2011	2010	2009

Deferred income tax asset	$1,744,000	$740,000	$365,000
Valuation allowance	(1,744,000)	(740,000)	(365,000)
	$-	$-	$-

The Company has net operating losses of approximately $5,131,000 (2010 - $2,177,000; 2009 - $1,075,000), which if unutilized, will expire through to 2031. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
CAPITAL STOCK [Text Block]
11.	CAPITAL STOCK

	a)	Authorized

At December 31, 2011 and 2010, the Company was authorized to issue the following number and classes of shares:

400,000,000 common shares, $0.001 par value;

100,000,000 preferred shares, $0.001 par value, and series as determined by directors.

	b)	Common Stock

On January 28, 2011, the Company issued 10,000,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $2,000,000, of which $1,385,000 was included in share subscriptions at December 31, 2010.

On January 28, 2011, the Board of Directors of the Company authorized the issuance of 637,140 common shares at a price of $0.20 per share in settlement of $127,428 notes and accrued interest payable.

On January 28, 2011, the Company completed the acquisition of Qeyos, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos.

On May 30, 2011, the Board of Directors of the Company authorized the issuance of 1,378,915 common shares at a price of $0.20 per share in settlement of $275,783 notes and accrued interest payable.

On May 30, 2011, the Company issued 3,010,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $602,002.

During 2009, the Company issued 38,775,366 shares of the Company’s common stock to settle debt totaling $581,630, comprised of accounts payable of $91,657, notes payable of $407,191 and promissory note and accrued interest of $82,782. This included debt settlement agreements with holders of promissory notes and assignment of debt pursuant to which 21,287,895 common shares of the Company were issued to companies with a common officer to settle debt totaling $319,318.

STOCK OPTIONS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS [Text Block]
12.	STOCK OPTIONS

During the year ended December 31, 2011, the Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 shares of its common stock to the officers, directors, employees and consultants.

On January 28, 2011, the Company granted 2,400,000 stock options to directors, officers, and employees exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2011, the Company recorded stock-based compensation of $185,113, as consulting expense related to these options.

On May 1, 2011, the Company granted 300,000 stock options to a consultant exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2011, the Company recorded stock-based compensation of $21,832, as consulting expense related to these options.

On July 1, 2011, the Company granted 60,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2011, the Company recorded stock-based compensation of $682, as consulting expense related to these options.

On November 1, 2011, the Company granted 360,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2011, the Company recorded stock-based compensation of $682, as consulting expense related to these options.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair value of stock options granted during the year ended December 31, 2011 was $0.10.

The fair value assumptions used were as follows:

2011

Expected dividend yield	0%
Risk-free interest rate	1.92%
Expected volatility	66%
Expected option life (in years)	4.54 – 5.00

The following table summarizes the continuity of the Company’s stock options:

	Number of	Weighted	Weighted-	Aggregate
	Options	Average	Average	Intrinsic
		Exercise	Remaining	Value
		Price	Contractual
			Term (years)

Outstanding, December 31, 2010 and 2009	-	$-	-	$-
Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	-

Exercisable, December 31, 2011	1,360,000	$0.25	4.98	-

A summary of the status of the Company’s non-vested options at December 31, 2011, and changes during the year ended December 31, 2011 are presented below:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2010 and 2009	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

As at December 31, 2011, there was $71,342 in total unrecognized compensation cost related to non-vested stock options.

REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
REDEEMABLE PREFERRED STOCK [Text Block]
13.	REDEEMABLE PREFERRED STOCK

On November 15, 2011, the Company created one series of the 100,000,000 preferred shares it is authorized to issue, consisting of 25,000,000 shares, to be designated as Class A Preferred Shares. The principal terms of the Class A Preferred Shares are as follows:

Voting rights – The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company’s common stock.

Dividend rights – The Class A Preferred Shares carry a cumulative cash dividend of 10% per annum.

Conversion rights – The holders of the Class A Preferred Shares have the right to convert the Class A Preferred Shares, from time to time, at the option of the holder, into one common share until July 31, 2015 at the following conversion prices:

	i)	$0.60 per Common Share if converted at any time up to and including July 31, 2012;

	ii)	$1.00 per Common Share if converted at any time between August 1, 2012 and July 31, 2013; and

	iii)	$1.50 per Common Share if converted at any time between August 1, 2013 and July 31, 2015.

Redemption rights – At any time, the holders of the Class A Preferred Shares may elect to have the Company redeem the Class A Preferred Shares for an amount equal to $1.00 per share. At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share.

The Company has classified the Class A Preferred Shares as temporary equity because they are redeemable beyond the control of the issuer.

The Company completed a private placement with a company owned by the Company\'s President and Chief Executive Officer, consisting of the issuance of 1,000,000 Class A Preferred Shares at a price of $1.00 per Class A Share for gross proceeds of $1,000,000.

The Company converted the principal amount of the Debenture described in Note 6, and accrued interest thereon, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share.

The following table reflects activity in Class A Preferred Shares:

	Number of
	Class A
	Preferred Shares	Amount
Balance, December 31, 2010	-	$-
Issuance of preferred shares for cash	1,000,000	1,000,000
Issuance of preferred shares upon conversion of note	1,027,945	1,027,945

Balance, December 31, 2011	2,027,945	$2,027,945

COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]
14.	COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters. Management services provided are on a month to month basis.

The Company has entered into two leases for the provision of office space until January 31, 2014. The Company’s future minimum lease payments for the two leases are as follows:

Fiscal year ending December 31, 2012	$135,356	(Cdn$137,655)
Fiscal year ending December 31, 2013	135,985	(Cdn$138,295)
Fiscal year ending December 31, 2014	11,332	(Cdn$11,524)
	$282,673	(Cdn$287,474)

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]
15.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2011 and 2010, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

2011	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$728,575	$728,575	$728,575

2010	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR VALUE
	LEVEL	TRADING	VALUE
Financial assets
Cash	1	$877,848	$877,848	$877,848

Due to the nature of cash, accounts receivable, accounts payable, notes and promissory note payable and redeemable preferred stock, the fair value of these instruments approximated their carrying value. Notes and promissory note are recorded at estimated fair value on issue and at amortized cost on an ongoing basis.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT [Text Block]
16.	SUBSEQUENT EVENT

Subsequent to year-end, the Company granted 300,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015.